Offerings - Offering: 1	Sep. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	26.49
Maximum Aggregate Offering Price	$ 66,225,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,145.67
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.00001 per share (the "Common Stock"), which become issuable under the Apnimed, Inc. 2026 Inducement Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of common stock. (2) Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The price represents the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on September 1, 2026. (3) Consists of 2,500,000 shares issuable under the Plan, pursuant to such plan.